PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 2,425	$ 2,070	$ 1,644
Capitalized internal-use software development costs	2,254
Amortization expense for capitalized internally developed software	$ 60